SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

NOTE 15: - SEGMENT AND GEOGRAPHIC INFORMATION

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer and Chairman of the board of directors, who reviews financial information presented on a consolidated basis. The CODM uses consolidated net income to assess financial performance and allocate resources.

	Year ended
	December 31,
	2024	2023	2022

Net revenue	$647,040	$508,685	$324,520
Less:
Cost of revenue	178,718	150,456	106,470
Marketing	163,624	125,076	91,544
Other segment items [1]	189,098	158,835	98,841
Financial income, net	(12,306)	(4,283)	(1,247)
Taxes on income	26,415	20,067	7,184
Net income	$101,491	$58,534	$21,728

[1] Other segment items primarily consist of all remaining costs necessary for the operation of the business, including, employees related expenses, share based compensation, depreciation and amortization, professional services and other administrative expenses. These expenses are classified as selling, general and administrative expenses reported in the consolidated statements.

NOTE 15: - SEGMENT AND GEOGRAPHIC INFORMATION (Cont.)

Revenues from sales to customers:

	Year ended
	December 31,
	2024	2023	2022
United States	$546,790	$414,105	$241,123
Others	100,250	94,580	83,397
Total net revenue	$647,040	$508,685	$324,520

Total revenue is attributed to geographic areas based on the location of the end customer.

The following table summarizes long-lived assets by geographic area, which consist of property, plant and equipment, net and right-of-use assets:

	December 31,
	2024	2023
Israel	$18,423	$17,601
United States	14,961	5,201
Total long-lived assets	$33,384	$22,802